SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 8 - SEGMENT INFORMATION:

The Chief Executive Officer is the Company’s Chief Operating Decision Maker (“CODM”). The CODM allocates resources and assesses the Company’s performance based on the following segmentation: Commercial Operations and Research & Development.

Adjusted EBITDA represents net loss before depreciation, amortization, and financial income (expenses), adjusted to exclude share-based compensation, gains from early termination of leases, and income from service provided to HCRM and gain from the sale of Movantik® presented as other income.

The following table presents segment profitability and a reconciliation to the consolidated net loss and comprehensive loss for the periods indicated:

	Six Months Ended June 30,
	2023	2022
	U.S. dollars in thousands
Commercial Operations Segment Adjusted EBITDA	(11,031)	(12,190)
Research And Development Adjusted EBITDA	(5,550)	(6,620)
Financial income (expenses), net	26,330	(6,451)
Share-based compensation to employees and service providers	(849)	(2,924)
Depreciation	(1,055)	(1,154)
Amortization and impairment of intangible assets	(530)	(2,900)
Gain from early termination of leases	694	—
Othe income	42,993	—
Consolidated Comprehensive income (loss)	51,002	(32,239)

NOTE 24 - SEGMENT INFORMATION:

The Chief Executive Officer is the Company’s Chief Operating Decision Maker (“CODM”). The CODM allocates resources and assesses the Company’s performance based on the following segmentation: Commercial Operations and Research & Development. The Commercial Operations segment covers all areas relating to the commercial sales and is being performed by the Company’s U.S. subsidiary. The Research and Development segment includes all activities related to research and development and licensing of therapeutic candidates and is being performed by the Company.

The Company reports on revenue and segment Adjusted EBITDA. The CODM does not review assets by operating segment. Adjusted EBITDA represents net loss before depreciation, amortization, and financial expenses (income), adjusted to exclude share-based compensation and the Aemcolo® intangible asset impairment. (See also note 10b).

The following table presents segment profitability and a reconciliation to the consolidated net loss and comprehensive loss for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
	U.S. dollars in thousands
Commercial Operations Segment Adjusted EBITDA	(16,595)	(15,527)	(27,236)
Research And Development Adjusted EBITDA	(12,420)	(37,247)	(23,501)
Financial expenses (income), net	28,825	16,609	12,489
Share-based compensation to employees and service providers	5,675	10,212	4,202
Depreciation	2,136	1,914	1,710
Amortization and impairment of intangible assets	6,018	16,235	7,035
Consolidated Comprehensive loss	71,669	97,744	76,173

Except for $2 million in licensing revenues reported for the year ended December 31, 2022, which are allocated to the Research and Development segment, all of the Company’s revenues are allocated to the Commercial Operations segment.

b.   Major customers

The following table represent the percentages of total net revenues from the major customers:

	Year Ended December 31,
	2022	2021	2020
Customer A	32%	32%	35%
Customer B	30%	31%	28%
Customer C	33%	32%	35%

The Company’s revenues were entirely in the U.S. except licensing revenues, and the payment terms for all customers are 30 to 66 days.

c.   Assets by geographic location

The Company’s non-current assets located in Israel as of December 31, 2022, amount to $6.8 million (mainly intangible assets - $5.6 million and right-of-use assets - $0.9 million). The remainder of the consolidated non-current assets as of December 31, 2022, amount to $66.3 million and are located in the U.S (consisting mainly of intangible assets - $60 million, and right-of-use assets - $5.8 million).